INCOME TAXES (Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss before provision for income taxes	$ (3,373)	$ (8,142)	$ (15,134)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (843)	$ (2,036)	$ (3,784)
Expenses not deductible for tax purposes	173	682	179
Research and development expenses bonus deduction	(26)	(726)	(165)
Effect of preferential income tax rate	144	450	346
Effect of income tax rate difference in other jurisdictions	514	805	543
Change in valuation allowance	375	939	3,173
Total income tax expenses	$ 337	$ 114	$ 292